Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 1,123	$ 1,012	$ 5,161	$ 1,214	$ 2,204
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) on available for sale securities	245	(190)	(1,129)	1,130	1,272
Reclassification adjustment for (gain) loss realized in net income			(648)	18	(250)
Net change in unrealized gain (loss)	245	(190)	(1,777)	1,148	1,022
Tax effect - (expense) benefit	(95)	74	690	(447)	(397)
Unrealized gains (losses) on securities, net of tax	150	(116)
Unrealized gains on interest rate swap:
Unrealized gains on interest rate swaps designated as cash flow hedge	87
Tax effect - (expense)	(53)
Unrealized gains on interest rate swap	34
Total other comprehensive income (loss)	184	(116)	(1,087)	701	625
Comprehensive income	$ 1,307	$ 896	$ 4,074	$ 1,915	$ 2,829